650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

March 12, 2014

Via EDGAR and Overnight Delivery

Division of Corporation Finance

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mark P. Shuman

Edwin Kim

Eiko Yaoita Pyles

Christine Davis

Re:	Box, Inc.

Confidential Draft No. 2 to Registration Statement on Form S-1

Submitted February 12, 2014

CIK No. 0001372612

Ladies and Gentlemen:

On behalf of our client, Box, Inc. (“Box” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated March 6, 2014, relating to the above referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). We are concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing to the Staff by overnight delivery copies of this letter as well as both a clean copy of the revised draft of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on February 12, 2014.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except for page references appearing in the headings and Staff comments below (which are references to the Registration Statement submitted on February 12, 2014), all page references herein correspond to the page of the revised draft of the Registration Statement.

Prospectus Summary, page 1

1.	We note your response to prior comment 3 that you do not define “active user” in one specific manner and thus removed the references to the term used to describe those that use your platform using a mobile device. In light of the importance of mobile devices as an access point to your platform, please revise to provide a description of the size and/or scope the mobile device activity or use of your platform by your customers or end-users in the appropriate places of your prospectus.

AUSTIN   BEIJING   BRUSSELS   GEORGETOWN, DE   HONG KONG   LOS ANGELES   NEW YORK

PALO ALTO   SAN DIEGO   SAN FRANCISCO   SEATTLE   SHANGHAI   WASHINGTON, DC

Securities and Exchange Commission

March 12, 2014

In response to the Staff’s comment, we have revised the disclosure on pages 84-85 to disclose the number of customers who accessed the Company’s platform via a mobile device in the fourth quarter of each of fiscal 2013 and fiscal 2014.

Managements’ Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 51

2.	In your response to prior comment 10, you advised us that you do not track revenues by size of customer. Please clarify whether you track revenues by individual subscription plans compared to plans or arrangements through entities, as we note this is how your subscriptions are offered on your website. In addition, in light of your growth plans that focus on increasing your sales and marketing toward enterprise customers that would involve a longer sales cycle and the negotiation of agreements with the IT department of larger organizations, please revise to provide a description, either quantitatively or qualitatively, that allows investors to understand the size and scope of your enterprise level customer base.

We supplementally advise the Staff that the Company does not track revenue by type of subscription plan for the same reason that the Company does not track revenue by size of customer. Both individuals and organizations are able to purchase either personal, starter or business plans, and both individuals and organizations may elect to purchase one plan or another based on their specific needs, whether it is number of users, amount of storage or level of functionality that they require with their subscription.

The vast majority of the Company’s revenue is generated from sales of the Company’s business, enterprise and elite subscriptions through the Company’s sales force. While users can purchase a business plan subscription on the Company’s website, such sales are not included as sales generated by the Company’s sales force and represent only a small portion of the Company’s revenue.

While the Company does not track revenue by its sales groups, it does track orders from new customers and upsells from existing customers by its sales groups. In response to the Staff’s comment, we have revised the disclosure on page 52 to disclose that, for the nine months ended October 31, 2013, 53% of the Company’s orders from subscription services was from new enterprise customers and upsells from existing enterprise customers. The Company considers enterprise customers to be organizations with at least 1,000 employees, as such organizations are the focus of the Company’s National Accounts and Major Accounts sales teams.

3.	Your response to prior comment 11 indicates that the number of total registered users is disclosed “primarily for marketing purposes, but is not necessarily correlated to [your] financial results or future trends and uncertainties in [your] business ....” Please explain the basis for your belief that your number of total registered users is not correlated to your financial results or future trends and uncertainties in your business. Further, clarify whether the number of paying users is a key metric used by management to evaluate your business.

Securities and Exchange Commission

March 12, 2014

We supplementally advise the Staff that, as described in our response to the Staff’s prior comment 11, approximately 93% of the Company’s registered users are non-paying users (“Free Users”) and approximately 7% of the Company’s registered users are paying users (“Paying Users”). Accordingly, 93% of the Company’s registered users do not directly contribute to the Company’s revenue. As described on page 80 of the Registration Statement, the Company’s investment in these Free Users is primarily for marketing purposes to increase brand awareness and provide individual users with the ability to try the service and experience its benefits. Converting an individual Free User to a Paying User is not the Company’s primary focus; rather, the Company’s objective is to use this viral marketing approach to drive demand throughout the broader organization and to persuade the organization’s IT decision makers to adopt the Company’s service on a broader, enterprise-level basis. For the 7% of the Company’s registered users who are Paying Users, their relative contribution to revenue varies significantly depending upon the size of the underlying customer arrangements. For example, the total number of net Paying Users may increase in a given period; however the billings from the new Paying Users may be less than the billings from customers who decided not to renew their arrangement in the same period. Accordingly, while the total Paying Users may have increased, the Company’s future revenues would decrease. As a result, the Company does not consider the number of Paying Users to be a key metric but rather focuses on the key metrics of billings and retention rate as the best indicators of future trends in the Company’s business.

Compensation Committee Interlocks and Insider Participation, page 108

4.	Expand the Interlocks section to identify and describe any relationships involving compensation committee members that were related party transactions within the ambit of paragraph (e)(4)(i)(C) of Item 407 of Regulation S-K. Also, describe those transactions under the Interlocks heading. To minimize duplicative disclosure, you may provide a cross-reference from your Certain Relationships and Related Party Transactions section to the preceding, revised Interlocks section.

In response to the Staff’s comment, we have revised the disclosure on pages 108-109 to identify and describe the relationships involving compensation committee members that were related party transactions within the ambit of paragraph (e)(4)(i)(C) of Item 407 of Regulation S-K.

Description of Capital Stock, page 127

5.	Your response to prior comment 33 indicates that the release of the lock-ups by your underwriters may in some instances occur without notice. Please revise to describe concisely the scope of the applicable notice requirements and the manner in which a required notice would be provided, prior to the impending release of the lock-up restrictions.

In response to the Staff’s comment, we have revised the disclosure on page 143 to describe the scope of the applicable notice requirements for the release of the lock-ups by the underwriters and the manner in which a required notice would be provided prior to the impending release of the lock-up restrictions.

Securities and Exchange Commission

March 12, 2014

Item 15, Recent Sales of Unregistered Securities, page II-2

6.	Please revise to clarify which transactions described in this section relied upon Regulation D for an exemption from registration.

In response to the Staff’s comment, we have revised the disclosure on pages II-2-II-3 to clarify which transactions described in the section titled “Recent Sales of Unregistered Securities” relied upon Regulation D for an exemption from registration.

Exhibits

7.	Your response to prior comment 22 indicates that you will file third-party data center agreements in a future amendment. Please revise your exhibit index to reference those agreements and tell us whether you will seek confidential treatment for portions of these exhibits. We will need an appropriate period of time to review the contracts and process any related confidential treatment requests.

In response to the Staff’s comment, we are concurrently submitting the Company’s third-party data center agreements with the revised draft of the Registration Statement and have revised the exhibit index in the Registration Statement to reference such agreements. We are also concurrently submitting to the Commission a confidential treatment request for certain portions of one of the third-party data center agreements as indicated in the exhibit index.

*****

Securities and Exchange Commission

March 12, 2014

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 565-3969 or javina@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Jon C. Avina

Jon C. Avina

cc:	Aaron Levie, Box, Inc.

Dylan Smith, Box, Inc.

Dan Levin, Box, Inc.

Peter McGoff, Box, Inc.

Steven E. Bochner, Wilson Sonsini Goodrich & Rosati, P.C.

Jose F. Macias, Wilson Sonsini Goodrich & Rosati, P.C.

Richard A. Kline, Goodwin Procter LLP

Anthony J. McCusker, Goodwin Procter LLP